UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2016

Date of reporting period:	September 30, 2016

Item 1. Schedule of Investments:

VT George Putnam Balanced Fund

The fund's portfolio
9/30/16 (Unaudited)

COMMON STOCKS (61.6%)(a)
	Shares	Value

Basic materials (2.1%)

Air Products & Chemicals, Inc.	1,022	$153,647

Albemarle Corp.	1,583	135,331

Alcoa, Inc.	3,471	35,196

ArcelorMittal SA (France)(NON)	5,514	33,746

Axalta Coating Systems, Ltd.(NON)	4,332	122,466

Barrick Gold Corp. (Canada)	1,321	23,408

Dow Chemical Co. (The)	3,008	155,905

E.I. du Pont de Nemours & Co.	2,351	157,446

Ingevity Corp.(NON)	406	18,717

KapStone Paper and Packaging Corp.	1,910	36,137

LANXESS AG (Germany)	1,616	100,388

Martin Marietta Materials, Inc.	372	66,629

Monsanto Co.	2,945	300,979

Newmont Mining Corp.	2,382	93,589

Nucor Corp.	1,179	58,302

PPG Industries, Inc.	1,589	164,239

Praxair, Inc.	851	102,826

RPC Group PLC (United Kingdom)	5,828	72,518

Sealed Air Corp.	3,262	149,465

Sherwin-Williams Co. (The)	2,117	585,689

Sociedad Quimica y Minera de Chile SA ADR (Chile)	466	12,535

Steel Dynamics, Inc.	534	13,345

W.R. Grace & Co.	468	34,538

Yara International ASA (Norway)	1,044	34,684

		2,661,725
Capital goods (4.1%)

Airbus Group SE (France)	1,974	119,390

Ball Corp.	2,078	170,292

General Dynamics Corp.	6,314	979,680

Honeywell International, Inc.	3,813	444,558

Johnson Controls International PLC	25,245	1,174,650

KION Group AG (Germany)	1,696	109,778

Manitowoc Foodservice, Inc.(NON)	12,980	210,536

Northrop Grumman Corp.	5,151	1,102,056

Pentair PLC	1,699	109,144

Raytheon Co.	1,195	162,675

Rockwell Collins, Inc.	2,039	171,969

Stericycle, Inc.(NON)	1,023	81,983

Triumph Group, Inc.	2,823	78,705

United Technologies Corp.	2,143	217,729

		5,133,145
Communication services (3.6%)

American Tower Corp.(R)	4,836	548,064

AT&T, Inc.	31,725	1,288,343

Charter Communications, Inc. Class A(NON)	2,524	681,404

Comcast Corp. Class A	10,327	685,093

DISH Network Corp. Class A(NON)	1,707	93,509

Equinix, Inc.(R)	604	217,591

Level 3 Communications, Inc.(NON)	6,850	317,703

T-Mobile US, Inc.(NON)	7,783	363,622

Verizon Communications, Inc.	3,117	162,022

Zayo Group Holdings, Inc.(NON)	7,517	223,330

		4,580,681
Communications equipment (0.2%)

Cisco Systems, Inc.	10,327	327,572

		327,572
Computers (2.5%)

Apple, Inc.	23,758	2,685,842

Castlight Health, Inc. Class B(NON)	8,808	36,641

HP, Inc.	14,111	219,144

ServiceNow, Inc.(NON)	1,224	96,880

Western Digital Corp.	1,244	72,737

		3,111,244
Conglomerates (0.5%)

Danaher Corp.	5,584	437,730

Siemens AG (Germany)	1,539	180,145

		617,875
Consumer cyclicals (6.4%)

Amazon.com, Inc.(NON)	2,128	1,781,796

Brunswick Corp.	2,169	105,804

CaesarStone Sdot-Yam, Ltd. (Israel)(NON)	1,487	56,075

CBS Corp. Class B (non-voting shares)	1,550	84,847

Criteo SA ADR (France)(NON)	2,016	70,782

Ctrip.com International, Ltd. ADR (China)(NON)	5,866	273,180

Dollar General Corp.	3,563	249,374

Five Below, Inc.(NON)	2,765	111,402

Hanesbrands, Inc.	12,271	309,843

Hilton Worldwide Holdings, Inc.	11,686	267,960

Home Depot, Inc. (The)	5,288	680,460

Live Nation Entertainment, Inc.(NON)	10,062	276,504

MasterCard, Inc. Class A	4,255	433,031

NIKE, Inc. Class B	6,934	365,075

O'Reilly Automotive, Inc.(NON)	1,042	291,875

Penn National Gaming, Inc.(NON)	14,141	191,893

Priceline Group, Inc. (The)(NON)	356	523,850

RE/MAX Holdings, Inc. Class A	6,933	303,527

Rollins, Inc.	9,855	288,554

Time Warner, Inc.	4,104	326,719

TJX Cos., Inc. (The)	5,561	415,852

Vulcan Materials Co.	452	51,406

Wal-Mart Stores, Inc.	2,594	187,079

Walt Disney Co. (The)	2,477	230,014

Wynn Resorts, Ltd.	2,130	207,505

		8,084,407
Consumer staples (7.1%)

Bright Horizons Family Solutions, Inc.(NON)	3,334	223,011

Chipotle Mexican Grill, Inc.(NON)	373	157,966

Coca-Cola Co. (The)	2,871	121,501

Colgate-Palmolive Co.	9,559	708,704

Costco Wholesale Corp.	3,319	506,181

Coty, Inc. Class A(S)	10,386	244,071

CVS Health Corp.	5,732	510,091

Delivery Hero Holding GmbH (acquired 6/12/15, cost $46,212) (Private) (Germany)(F)(RES)(NON)	6	41,515

Dr. Pepper Snapple Group, Inc.	4,586	418,748

Edgewell Personal Care Co.(NON)	2,973	236,413

JM Smucker Co. (The)	4,280	580,111

Kraft Heinz Co. (The)	4,788	428,574

Kroger Co. (The)	9,048	268,545

LKQ Corp.(NON)	2,591	91,877

Mead Johnson Nutrition Co.	2,834	223,914

Molson Coors Brewing Co. Class B	3,162	347,188

Monster Beverage Corp.(NON)	1,120	164,427

Nomad Foods, Ltd. (United Kingdom)(NON)	6,332	74,844

PepsiCo, Inc.	15,082	1,640,469

Philip Morris International, Inc.	4,741	460,920

Procter & Gamble Co. (The)	5,206	467,239

Restaurant Brands International LP (Units) (Canada)	17	761

Restaurant Brands International, Inc. (Canada)	2,331	103,916

Walgreens Boots Alliance, Inc.	7,954	641,251

Yum! Brands, Inc.	3,484	316,382

		8,978,619
Electronics (2.9%)

Agilent Technologies, Inc.	5,782	272,274

Analog Devices, Inc.	1,296	83,527

Broadcom, Ltd.	2,341	403,869

Corning, Inc.	4,492	106,236

L-3 Communications Holdings, Inc.	2,243	338,087

Micron Technology, Inc.(NON)	10,582	188,148

NVIDIA Corp.	6,664	456,617

NXP Semiconductor NV(NON)	3,868	394,575

Qorvo, Inc.(NON)	6,484	361,418

QUALCOMM, Inc.	3,483	238,586

Skyworks Solutions, Inc.	2,632	200,400

Texas Instruments, Inc.	8,171	573,441

		3,617,178
Energy (4.4%)

Anadarko Petroleum Corp.	10,572	669,842

Apache Corp.	1,347	86,033

Baker Hughes, Inc.	1,770	89,332

Cenovus Energy, Inc. (Canada)	33,254	477,284

Cheniere Energy, Inc.(NON)	1,505	65,618

Chevron Corp.	5,681	584,689

Cimarex Energy Co.	487	65,438

Concho Resources, Inc.(NON)	652	89,552

ConocoPhillips	13,040	566,849

Devon Energy Corp.	2,166	95,542

Enterprise Products Partners LP	2,040	56,365

EOG Resources, Inc.	5,162	499,217

Exxon Mobil Corp.	109	9,514

FMC Technologies, Inc.(NON)	3,965	117,642

Halliburton Co.	173	7,764

Hess Corp.	972	52,119

Marathon Oil Corp.	15,416	243,727

Occidental Petroleum Corp.	2,316	168,883

Pioneer Natural Resources Co.	1,741	323,217

Range Resources Corp.	1,675	64,906

Rice Energy, Inc.(NON)	1,540	40,209

Royal Dutch Shell PLC Class A (London Exchange) (United Kingdom)	11,132	276,166

Schlumberger, Ltd.	3,975	312,594

Southwestern Energy Co.(NON)	1,583	21,909

Spectra Energy Corp.	1,848	79,002

Suncor Energy, Inc. (Canada)	8,059	223,879

Suncor Energy, Inc. (Canada)	5,999	166,533

Targa Resources Corp.	448	22,001

Williams Cos., Inc. (The)	2,079	63,888

		5,539,714
Financials (9.6%)

AllianceBernstein Holding LP	10,825	246,810

American International Group, Inc.	11,786	699,381

Ameriprise Financial, Inc.	2,352	234,659

Assured Guaranty, Ltd.	10,809	299,950

AvalonBay Communities, Inc.(R)	1,205	214,297

Bank of America Corp.	59,857	936,762

Berkshire Hathaway, Inc. Class B(NON)	274	39,585

Boston Properties, Inc.(R)	1,688	230,058

CBRE Group, Inc. Class A(NON)	2,178	60,940

Charles Schwab Corp. (The)	21,861	690,152

Chubb, Ltd.	3,814	479,229

Ellie Mae, Inc.(NON)	741	78,027

Equity Lifestyle Properties, Inc.(R)	1,522	117,468

Essex Property Trust, Inc.(R)	369	82,176

Federal Realty Investment Trust(R)	709	109,136

Gaming and Leisure Properties, Inc.(R)	4,826	161,430

General Growth Properties(R)	5,275	145,590

Genworth Financial, Inc. Class A(NON)	16,436	81,523

Goldman Sachs Group, Inc. (The)	3,981	642,016

Hartford Financial Services Group, Inc. (The)	10,173	435,608

Invesco, Ltd.	5,807	181,585

JPMorgan Chase & Co.	19,675	1,310,158

KeyCorp	32,596	396,693

Kimco Realty Corp.(R)	1,659	48,028

KKR & Co. LP	28,852	411,430

Oportun Financial Corp. (acquired 6/23/15, cost $42,371) (Private)(F)(RES)(NON)	14,867	38,134

Pebblebrook Hotel Trust(R)	1,743	46,364

Prudential PLC (United Kingdom)	19,891	352,307

Public Storage(R)	842	187,884

Simon Property Group, Inc.(R)	1,207	249,861

Synchrony Financial	22,871	640,388

Visa, Inc. Class A	10,649	880,672

Vornado Realty Trust(R)	756	76,515

Wells Fargo & Co.	29,605	1,310,909

		12,115,725
Health care (7.9%)

Abbott Laboratories	5,716	241,730

Aetna, Inc.	593	68,462

Allergan PLC(NON)	4,007	922,852

Amgen, Inc.	4,242	707,608

Becton Dickinson and Co.	2,062	370,603

Biogen, Inc.(NON)	1,977	618,860

Boston Scientific Corp.(NON)	1,293	30,773

Bristol-Myers Squibb Co.	6,969	375,768

C.R. Bard, Inc.	1,225	274,743

Cardinal Health, Inc.	2,408	187,102

Celgene Corp.(NON)	7,777	812,930

Cigna Corp.	2,135	278,233

Cooper Cos., Inc. (The)	727	130,322

Edwards Lifesciences Corp.(NON)	763	91,987

Eli Lilly & Co.	6,042	484,931

Express Scripts Holding Co.(NON)	2,086	147,126

Gilead Sciences, Inc.	10,751	850,619

Henry Schein, Inc.(NON)	677	110,337

HTG Molecular Diagnostics, Inc.(NON)	694	1,610

Humana, Inc.	530	93,752

Illumina, Inc.(NON)	920	167,127

Intuitive Surgical, Inc.(NON)	390	282,684

Jazz Pharmaceuticals PLC(NON)	696	84,550

Johnson & Johnson	3,078	363,604

Medtronic PLC	2,607	225,245

Merck & Co., Inc.	10,272	641,076

Mylan NV(NON)	6,116	233,142

Pfizer, Inc.	19,891	673,708

Service Corp. International/US	8,318	220,760

UnitedHealth Group, Inc.	564	78,960

Ventas, Inc.(R)	2,803	197,976

		9,969,180
Miscellaneous (0.1%)

Conyers Park Acquisition Corp. (Units)(NON)	6,597	70,918

Gores Holdings, Inc. Class A(NON)	6,033	65,156

		136,074
Semiconductor (0.2%)

Applied Materials, Inc.	8,069	243,280

		243,280
Software (2.5%)

Activision Blizzard, Inc.	739	32,738

Adobe Systems, Inc.(NON)	4,539	492,663

Apptio, Inc. Class A(NON)	2,567	55,704

Electronic Arts, Inc.(NON)	4,650	397,110

Everbridge, Inc.(NON)	2,603	43,887

Microsoft Corp.	33,523	1,930,925

Tencent Holdings, Ltd. (China)	7,036	194,955

		3,147,982
Technology services (4.0%)

Alibaba Group Holding, Ltd. ADR (China)(NON)	3,000	317,370

Alphabet, Inc. Class A(NON)	2,785	2,239,307

Computer Sciences Corp.	4,920	256,873

Facebook, Inc. Class A(NON)	11,217	1,438,805

Fidelity National Information Services, Inc.	4,515	347,790

GoDaddy, Inc. Class A(NON)	2,970	102,554

salesforce.com, Inc.(NON)	4,089	291,668

Wix.com, Ltd. (Israel)(NON)	2,170	94,243

		5,088,610
Transportation (1.1%)

American Airlines Group, Inc.	2,753	100,787

Southwest Airlines Co.	3,506	136,348

Union Pacific Corp.	8,711	849,584

United Parcel Service, Inc. Class B	3,373	368,871

		1,455,590
Utilities and power (2.4%)

American Electric Power Co., Inc.	2,708	173,881

American Water Works Co., Inc.	3,606	269,873

Calpine Corp.(NON)	18,079	228,519

Edison International	3,367	243,266

ENI SpA (Italy)	19,620	282,554

Exelon Corp.	12,661	421,485

Kinder Morgan, Inc.	7,799	180,391

NextEra Energy, Inc.	3,361	411,118

NRG Energy, Inc.	21,745	243,761

PG&E Corp.	6,037	369,283

Sempra Energy	2,118	227,028

		3,051,159

Total common stocks (cost $70,422,248)		$77,859,760

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (13.0%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.6%)

Government National Mortgage Association Pass-Through Certificates
4.50%, TBA, 10/1/46	$1,000,000	$1,079,531
3.50%, 2/20/45	91,038	97,635
3.50%, TBA, 10/1/46	1,000,000	1,062,188
3.00%, TBA, 10/1/46	1,000,000	1,047,734

		3,287,088
U.S. Government Agency Mortgage Obligations (10.4%)

Federal National Mortgage Association Pass-Through Certificates
5.50%, with due dates from 7/1/33 to 11/1/38	276,481	313,067
5.00%, 8/1/33	107,686	120,359
4.50%, 11/1/44	1,763,364	1,970,697
4.50%, TBA, 11/1/46	1,000,000	1,094,023
4.50%, TBA, 10/1/46	2,000,000	2,190,312
4.00%, TBA, 11/1/46	1,000,000	1,072,617
4.00%, TBA, 10/1/46	1,000,000	1,073,906
3.50%, TBA, 11/1/46	2,000,000	2,108,203
3.50%, TBA, 10/1/46	2,000,000	2,110,625
3.00%, 6/1/46	989,615	1,034,457

		13,088,266

Total U.S. government and agency mortgage obligations (cost $16,273,446)		$16,375,354

U.S. TREASURY OBLIGATIONS (10.2%)(a)
	Principal amount	Value

U.S. Treasury Bonds 2.75%, 8/15/42	$1,250,000	$1,366,049

U.S. Treasury Notes
2.00%, 11/30/20	3,450,000	3,576,114
1.875%, 11/30/21	2,330,000	2,406,653
1.375%, 9/30/18	990,000	1,001,215
1.125%, 12/31/19	950,000	955,344
0.75%, 3/31/18	3,320,000	3,320,041
0.75%, 12/31/17	320,000	320,108

Total U.S. treasury obligations (cost $12,715,181)		$12,945,524

CORPORATE BONDS AND NOTES (15.4%)(a)
	Principal amount	Value

Basic materials (0.8%)

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)	$31,000	$33,984

Cytec Industries, Inc. sr. unsec. unsub. notes 3.50%, 4/1/23	30,000	29,851

Eastman Chemical Co. sr. unsec. notes 3.80%, 3/15/25	35,000	36,923

Eastman Chemical Co. sr. unsec. unsub. notes 6.30%, 11/15/18	15,000	16,430

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6.75%, 2/1/22	11,000	11,303

Georgia-Pacific, LLC sr. unsec. unsub. notes 7.75%, 11/15/29	135,000	193,191

Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6.00%, 11/15/41 (Canada)	5,000	4,958

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24	81,000	82,539

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25	54,000	52,795

International Paper Co. sr. unsec. notes 8.70%, 6/15/38	10,000	14,790

INVISTA Finance, LLC 144A company guaranty sr. notes 4.25%, 10/15/19	12,000	11,941

Union Carbide Corp. sr. unsec. unsub. bonds 7.75%, 10/1/96	45,000	58,525

Westlake Chemical Corp. 144A company guaranty sr. unsec. unsub. bonds 3.60%, 8/15/26	165,000	164,634

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	140,000	190,898

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	10,000	13,483

WestRock RKT Co. company guaranty sr. unsec. unsub. notes 4.45%, 3/1/19	25,000	26,477

Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)	82,000	111,016

		1,053,738
Capital goods (0.3%)

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)	104,000	142,162

Medtronic, Inc. company guaranty sr. unsec. sub. notes 4.375%, 3/15/35	15,000	16,998

Northrop Grumman Systems Corp. company guaranty sr. unsec. unsub. notes 7.875%, 3/1/26	30,000	41,666

Parker Hannifin Corp. sr. unsec. unsub. notes Ser. MTN, 6.25%, 5/15/38	125,000	176,950

United Technologies Corp. sr. unsec. unsub. notes 5.70%, 4/15/40	15,000	19,781

		397,557
Communication services (1.1%)

American Tower Corp. sr. unsec. notes 4.00%, 6/1/25(R)	20,000	21,393

American Tower Corp. sr. unsec. notes 3.40%, 2/15/19(R)	71,000	73,772

American Tower Corp. sr. unsec. unsub. bonds 3.375%, 10/15/26(R)	75,000	76,021

AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	12,000	12,557

CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849%, 4/15/23	30,000	32,088

Charter Communications Operating, LLC/Charter Communications Operating Capital 144A sr. sub. bonds 6.484%, 10/23/45	117,000	141,491

Charter Communications Operating, LLC/Charter Communications Operating Capital 144A sr. sub. notes 4.908%, 7/23/25	38,000	41,916

Comcast Cable Communications Holdings, Inc. company guaranty sr. unsec. notes 9.455%, 11/15/22	25,000	35,163

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35	27,000	37,354

Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)	10,000	11,150

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883%, 8/15/20	105,000	114,759

Koninklijke KPN NV sr. unsec. unsub. bonds 8.375%, 10/1/30 (Netherlands)	10,000	13,981

NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 6.40%, 4/30/40	55,000	76,977

Rogers Communications, Inc. company guaranty sr. unsec. bonds 8.75%, 5/1/32 (Canada)	10,000	14,745

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)	35,000	37,761

TCI Communications, Inc. sr. unsec. unsub. notes 7.875%, 2/15/26	45,000	63,953

Telecom Italia SpA 144A sr. unsec. notes 5.303%, 5/30/24 (Italy)	200,000	204,474

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 7.045%, 6/20/36 (Spain)	10,000	13,109

Verizon Communications, Inc. sr. unsec. unsub. notes 6.40%, 9/15/33	2,000	2,591

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522%, 9/15/48	157,000	166,001

Verizon New Jersey, Inc. company guaranty sr. unsec. unsub. bonds 8.00%, 6/1/22	110,000	135,851

		1,327,107
Conglomerates (0.2%)

General Electric Co. jr. unsec. sub. FRB Ser. D, 5.00%, perpetual maturity	241,000	256,364

		256,364
Consumer cyclicals (1.8%)

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.85%, 3/1/39	25,000	35,911

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.75%, 1/20/24	135,000	173,092

Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25	30,000	31,795

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20	92,000	101,223

CBS Corp. company guaranty sr. unsec. debs. 7.875%, 7/30/30	127,000	180,311

Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23	60,000	61,945

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95%, 8/15/20	88,000	99,229

Expedia, Inc. 144A company guaranty sr. unsec. unsub. notes 5.00%, 2/15/26	10,000	10,482

Ford Motor Co. sr. unsec. unsub. notes 9.98%, 2/15/47	34,000	55,737

Ford Motor Co. sr. unsec. unsub. notes 7.75%, 6/15/43	210,000	272,713

Ford Motor Co. sr. unsec. unsub. notes 7.40%, 11/1/46	20,000	28,880

General Motors Co. sr. unsec. unsub. notes 6.75%, 4/1/46	40,000	50,147

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3.20%, 7/6/21	42,000	42,516

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	142,000	146,297

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 3.45%, 4/10/22	42,000	42,601

Grupo Televisa SAB sr. unsec. unsub. bonds 6.625%, 1/15/40 (Mexico)	90,000	102,693

Hilton Domestic Operating Co., Inc. 144A sr. unsec. sub. notes 4.25%, 9/1/24	20,000	20,400

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15%, 2/1/23	95,000	128,725

Host Hotels & Resorts LP sr. unsec. unsub. notes 6.00%, 10/1/21(R)	48,000	55,358

Host Hotels & Resorts LP sr. unsec. unsub. notes 5.25%, 3/15/22(R)	22,000	24,336

Hyatt Hotels Corp. sr. unsec. unsub. notes 3.375%, 7/15/23	30,000	30,933

L Brands, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/21	40,000	46,150

Lear Corp. company guaranty sr. unsec. unsub. notes 5.375%, 3/15/24	40,000	42,950

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.65%, 7/15/24	11,000	13,071

NVR, Inc. sr. unsec. notes 3.95%, 9/15/22	65,000	69,343

O'Reilly Automotive, Inc. company guaranty sr. unsec. notes 3.85%, 6/15/23	25,000	26,977

O'Reilly Automotive, Inc. company guaranty sr. unsec. sub. notes 3.55%, 3/15/26	45,000	47,704

Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	55,000	58,129

Owens Corning company guaranty sr. unsec. sub. notes 9.00%, 6/15/19	94,000	109,792

Priceline Group, Inc. (The) sr. unsec. notes 3.65%, 3/15/25	16,000	16,780

QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24	50,000	50,775

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26	52,000	58,107

Time Warner, Inc. company guaranty sr. unsec. bonds 7.70%, 5/1/32	45,000	63,985

Vulcan Materials Co. sr. unsec. unsub. notes 4.50%, 4/1/25	20,000	21,708

		2,320,795
Consumer staples (1.3%)

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46	215,000	255,803

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 3.65%, 2/1/26	25,000	26,850

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.20%, 1/15/39	25,000	40,356

CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32	147,651	188,557

CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	13,894	15,397

Diageo Investment Corp. company guaranty sr. unsec. notes 8.00%, 9/15/22	74,000	96,607

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	150,000	204,576

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	85,000	102,832

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24	32,000	34,430

Kraft Foods Group, Inc. company guaranty sr. unsec. notes Ser. 144A, 6.875%, 1/26/39	55,000	76,342

Kraft Foods Group, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 2/9/40	5,000	6,713

Kraft Heinz Foods Co. company guaranty sr. unsec. bonds 4.375%, 6/1/46	120,000	126,963

McDonald's Corp. sr. unsec. unsub. notes 5.70%, 2/1/39	90,000	112,852

McDonald's Corp. sr. unsec. unsub. notes Ser. MTN, 6.30%, 3/1/38	75,000	99,567

Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26	105,000	114,356

Tyson Foods, Inc. company guaranty sr. unsec. bonds 4.875%, 8/15/34	17,000	18,816

Tyson Foods, Inc. company guaranty sr. unsec. unsub. bonds 5.15%, 8/15/44	23,000	27,089

Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45%, 6/1/26	80,000	83,049

		1,631,155
Energy (1.0%)

BP Capital Markets PLC company guaranty sr. unsec. bonds 3.119%, 5/4/26 (United Kingdom)	70,000	71,530

DCP Midstream Operating LP company guaranty sr. unsec. notes 2.70%, 4/1/19	20,000	19,500

Devon Energy Corp. sr. unsec. unsub. notes 3.25%, 5/15/22	28,000	27,800

EOG Resources, Inc. sr. unsec. unsub. notes 5.625%, 6/1/19	30,000	32,858

EQT Midstream Partners LP company guaranty sr. unsec. sub. notes 4.00%, 8/1/24	70,000	68,811

Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31	55,000	65,225

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7.875%, 9/15/31	110,000	136,451

Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41	25,000	27,334

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 6.05%, 3/1/41	60,000	35,625

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)	60,000	58,188

Pride International, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 8/15/40	120,000	90,000

Sabine Pass Liquefaction, LLC 144A sr. bonds 5.00%, 3/15/27	135,000	138,375

Spectra Energy Capital, LLC company guaranty sr. unsec. unsub. notes 8.00%, 10/1/19	110,000	126,718

Statoil ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)	70,000	83,744

Tosco Corp. company guaranty sr. unsec. notes 8.125%, 2/15/30	72,000	98,450

Williams Partners LP sr. unsec. notes 5.25%, 3/15/20	65,000	70,368

Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24	42,000	42,945

Williams Partners LP/ACMP Finance Corp. sr. unsec. sub. notes 4.875%, 3/15/24	35,000	35,375

		1,229,297
Financials (5.6%)

Aflac, Inc. sr. unsec. notes 6.45%, 8/15/40	52,000	70,488

Aflac, Inc. sr. unsec. unsub. notes 6.90%, 12/17/39	120,000	169,532

Air Lease Corp. sr. unsec. notes 3.75%, 2/1/22	25,000	26,202

Air Lease Corp. sr. unsec. unsub. notes 3.375%, 6/1/21	80,000	82,987

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	75,000	78,469

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58	114,000	152,561

Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42	200,000	200,444

Assurant, Inc. sr. unsec. notes 6.75%, 2/15/34	80,000	100,522

AXA SA 144A jr. unsec. sub. FRN 6.463%, perpetual maturity (France)	75,000	78,062

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	32,000	33,320

Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	150,000	182,690

Barclays Bank PLC 144A unsec. sub. notes 10.179%, 6/12/21 (United Kingdom)	120,000	152,855

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	73,000	82,108

BGC Partners, Inc. 144A sr. unsec. notes 5.125%, 5/27/21	10,000	10,470

BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)	200,000	211,736

Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	110,000	115,603

Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	80,000	83,463

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25	27,000	28,939

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26	73,000	76,100

Citigroup, Inc. jr. unsec. sub. FRB Ser. P, 5.95%, perpetual maturity	64,000	65,286

Citigroup, Inc. jr. unsec. sub. FRN 5.875%, perpetual maturity	23,000	23,230

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	40,000	39,700

Cooperatieve Rabobank UA 144A jr. unsec. sub. FRN 11.00%, perpetual maturity (Netherlands)	150,000	181,688

Duke Realty LP company guaranty sr. unsec. unsub. notes 4.375%, 6/15/22(R)	122,000	133,448

EPR Properties company guaranty sr. unsec. sub. notes 5.25%, 7/15/23(R)	50,000	53,902

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	35,000	35,788

Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	29,000	28,094

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6.625%, 3/30/40	238,000	306,476

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes 3.875%, 5/1/25(R)	60,000	61,977

Hospitality Properties Trust sr. unsec. unsub. notes 4.50%, 3/15/25(R)	30,000	30,604

HSBC Holdings PLC unsec. sub. notes 6.50%, 5/2/36 (United Kingdom)	200,000	253,104

ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)	200,000	223,693

International Lease Finance Corp. sr. unsec. unsub. notes 6.25%, 5/15/19	45,000	48,713

JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.30%, perpetual maturity	35,000	35,481

JPMorgan Chase & Co. jr. unsec. sub. FRN 7.90%, perpetual maturity	110,000	113,025

JPMorgan Chase & Co. sr. unsec. notes Ser. MTN, 2.295%, 8/15/21	35,000	35,076

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6.375%, 9/29/20	60,000	69,764

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37	45,000	52,650

Liberty Mutual Insurance Co. 144A unsec. sub. notes 7.697%, 10/15/97	100,000	130,112

Lloyds Banking Group PLC 144A unsec. sub. notes 5.30%, 12/1/45 (United Kingdom)	245,000	260,777

Massachusetts Mutual Life Insurance Co. 144A unsec. sub. notes 8.875%, 6/1/39	155,000	243,918

MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	400,000	501,839

Mid-America Apartments LP sr. unsec. notes 4.30%, 10/15/23(R)	30,000	32,382

Nationwide Mutual Insurance Co. 144A unsec. sub. notes 8.25%, 12/1/31	60,000	86,332

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	35,000	29,881

OneAmerica Financial Partners, Inc. 144A sr. unsec. notes 7.00%, 10/15/33	56,000	65,347

Pacific LifeCorp 144A sr. unsec. notes 6.00%, 2/10/20	30,000	33,325

Primerica, Inc. sr. unsec. notes 4.75%, 7/15/22	33,000	36,106

Progressive Corp. (The) jr. unsec. sub. FRN 6.70%, 6/15/37	228,000	219,450

Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43	35,000	37,625

Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44	137,000	141,110

Prudential Financial, Inc. sr. unsec. notes 6.625%, 6/21/40	35,000	45,226

Realty Income Corp. sr. unsec. notes 4.65%, 8/1/23(R)	120,000	132,234

Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	45,000	49,048

Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23 (United Kingdom)	65,000	67,565

State Street Capital Trust IV company guaranty jr. unsec. sub. FRB 1.85%, 6/15/37	306,000	263,411

Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39	40,000	54,381

Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	68,000	68,188

Travelers Property Casualty Corp. company guaranty sr. unsec. unsub. bonds 7.75%, 4/15/26	40,000	54,659

UBS AG unsec. sub. notes 5.125%, 5/15/24 (Switzerland)	360,000	370,519

VEREIT Operating Partnership LP company guaranty sr. unsec. notes 4.60%, 2/6/24(R)	90,000	93,150

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity	65,000	70,525

Willis Towers Watson PLC company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21	110,000	123,880

WP Carey, Inc. sr. unsec. unsub. notes 4.60%, 4/1/24(R)	135,000	141,385

ZFS Finance USA Trust V 144A jr. unsec. sub. FRB 6.50%, 5/9/37	30,000	30,338

		7,110,963
Government (0.6%)

International Bank for Reconstruction & Development sr. unsec. unsub. bonds 7.625%, 1/19/23 (Supra-Nation)	500,000	682,608

		682,608
Health care (0.3%)

AbbVie, Inc. sr. unsec. notes 3.60%, 5/14/25	10,000	10,453

Actavis Funding SCS company guaranty sr. unsec. notes 4.75%, 3/15/45 (Luxembourg)	10,000	10,934

Actavis Funding SCS company guaranty sr. unsec. notes 3.45%, 3/15/22 (Luxembourg)	5,000	5,249

Aetna, Inc. sr. unsec. notes 6.75%, 12/15/37	48,000	66,515

Anthem, Inc. sr. unsec. unsub. notes 4.625%, 5/15/42	30,000	32,355

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	55,000	58,438

HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24	10,000	10,550

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.50%, 4/1/27(R)	20,000	20,200

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)	70,000	73,584

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 4.75%, 1/30/20	13,000	14,193

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)	30,000	30,209

Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. bonds 3.15%, 10/1/26 (Netherlands)	54,000	54,250

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.625%, 11/15/41	34,000	39,360

		426,290
Technology (0.6%)

Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	65,000	71,721

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company gauranty sr. unsec. notes 7.125%, 6/15/24	86,000	94,587

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46	28,000	33,526

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23	129,000	138,218

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 3/15/22	122,000	126,361

Jabil Circuit, Inc. sr. unsec. sub. notes 8.25%, 3/15/18	20,000	21,774

Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26	95,000	95,080

Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26	205,000	205,037

		786,304
Transportation (0.3%)

Aviation Capital Group Corp. 144A sr. unsec. unsub. notes 7.125%, 10/15/20	35,000	41,300

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.40%, 6/1/41	85,000	107,811

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5.75%, 5/1/40	40,000	51,953

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.90%, 1/2/18	2,730	2,783

Continental Airlines, Inc. pass-through certificates Ser. 98-1A, 6.648%, 9/15/17	11,257	11,511

Norfolk Southern Corp. sr. unsec. unsub. bonds 6.00%, 5/23/11	60,000	73,540

Southwest Airlines Co. 2007-1 Pass Through Trust pass-through certificates Ser. 07-1, 6.15%, 8/1/22	79,726	90,090

United Airlines 2014-2 Class A Pass Through Trust sr. notes Ser. A, 3.75%, 9/3/26	18,846	19,789

		398,777
Utilities and power (1.5%)

Appalachian Power Co. sr. unsec. unsub. notes Ser. L, 5.80%, 10/1/35	55,000	66,817

Beaver Valley II Funding Corp. sr. bonds 9.00%, 6/1/17	1,000	1,052

Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33	15,000	19,320

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	35,000	38,282

EDP Finance BV 144A sr. unsec. unsub. notes 6.00%, 2/2/18 (Netherlands)	100,000	104,536

El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	75,000	93,970

Emera US Finance LP 144A company guaranty sr. unsec. notes 3.55%, 6/15/26	45,000	46,638

Energy Transfer Partners LP sr. unsec. unsub. notes 7.60%, 2/1/24	30,000	33,636

Energy Transfer Partners LP sr. unsec. unsub. notes 6.50%, 2/1/42	117,000	123,982

Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22	35,000	37,945

FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44	140,000	156,607

Iberdrola International BV company guaranty sr. unsec. unsub. bonds 6.75%, 7/15/36 (Spain)	30,000	39,841

ITC Holdings Corp. 144A sr. unsec. notes 6.05%, 1/31/18	40,000	42,146

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	16,000	16,040

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21	40,000	41,295

Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.05%, 12/1/19	30,000	30,656

MidAmerican Funding, LLC sr. bonds 6.927%, 3/1/29	10,000	14,003

Oncor Electric Delivery Co., LLC sr. notes 7.00%, 9/1/22	55,000	69,686

Oncor Electric Delivery Co., LLC sr. notes 4.10%, 6/1/22	60,000	66,333

Pacific Gas & Electric Co. sr. unsec. notes 6.35%, 2/15/38	55,000	75,724

Pacific Gas & Electric Co. sr. unsec. unsub. notes 5.8s, 3/1/37	30,000	39,412

Potomac Edison Co. (The) 144A sr. bonds 5.80%, 10/15/16	37,000	37,037

Puget Sound Energy, Inc. jr. unsec. sub. FRN Ser. A, 6.974%, 6/1/67	99,000	85,140

Texas Gas Transmission, LLC 144A sr. unsec. notes 4.50%, 2/1/21	65,000	67,355

Texas-New Mexico Power Co. 144A 1st sr. bonds Ser. A, 9 1/2s, 4/1/19	135,000	155,349

TransCanada PipeLines, Ltd. jr. unsec. sub. FRN 6.35%, 5/15/67 (Canada)	180,000	143,190

WEC Energy Group jr. unsec. sub. FRN 6.25%, 5/15/67	300,000	259,125

		1,905,117

Total corporate bonds and notes (cost $17,858,456)		$19,526,072

MORTGAGE-BACKED SECURITIES (1.5%)(a)
	Principal amount	Value

Citigroup Commercial Mortgage Trust
FRB Ser. 07-C6, Class A4, 5.90%, 12/10/49	$285,000	$290,319
Ser. 14-GC21, Class AS, 4.026%, 5/10/47	93,000	100,526

COMM Mortgage Trust
FRB Ser. 14-CR18, Class C, 4.895%, 7/15/47	161,000	169,161
FRB Ser. 14-UBS6, Class C, 4.614%, 12/10/47	68,000	66,291
Ser. 13-CR13, Class AM, 4.449%, 12/10/23	100,000	111,891
Ser. 12-LC4, Class AM, 4.063%, 12/10/44	89,000	96,770

Federal Home Loan Mortgage Corporation
FRB Ser. T-56, Class A, IO, 0.524%, 5/25/43	550,494	9,118
FRB Ser. T-56, Class 2, IO, zero %, 5/25/43	479,572	—

Federal National Mortgage Association Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M1, 1.875%, 1/25/29	29,671	29,788

FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79%, 11/10/23 (In default)(NON)	14,822	1

JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-C10, Class C, 4.293%, 12/15/47	109,000	112,150

LB Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41%, 6/15/31	23,659	24,052
Ser. 98-C4, Class H, 5.60%, 10/15/35	33,534	33,787

Morgan Stanley Bank of America Merrill Lynch Trust FRB Ser. 13-C11, Class C, 4.56%, 8/15/46	77,000	82,482

Morgan Stanley Capital I Trust FRB Ser. 07-T27, Class AJ, 5.818%, 6/11/42	55,000	53,900

Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class D, 5.705%, 3/15/45	217,000	222,859

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38	241,907	18,143

Wells Fargo Commercial Mortgage Trust Ser. 12-LC5, Class AS, 3.539%, 10/15/45	61,000	65,504

WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class C, 4.646%, 3/15/47	24,000	25,241
Ser. 13-C18, Class AS, 4.387%, 12/15/46	150,000	165,626
Ser. 13-UBS1, Class AS, 4.306%, 3/15/46	101,000	110,888

WF-RBS Commercial Mortgage Trust 144A FRB Ser. 11-C3, Class D, 5.813%, 3/15/44	82,000	85,436

Total mortgage-backed securities (cost $1,943,204)		$1,873,933

MUNICIPAL BONDS AND NOTES (0.1%)(a)
	Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7.50%, 4/1/34	$30,000	$45,487

North TX, Tollway Auth. Rev. Bonds (Build America Bonds), 6.718%, 1/1/49	55,000	85,341

OH State U. Rev. Bonds (Build America Bonds), 4.91%, 6/1/40	40,000	50,699

Total municipal bonds and notes (cost $125,188)		$181,527

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
	Shares	Value

Oportun Financial Corp. Ser. A-1, zero % cv. pfd. (acquired 6/23/15, cost $117) (Private)(F)(RES)(NON)	41	$105

Oportun Financial Corp. Ser. B-1, zero % cv. pfd. (acquired 6/23/15, cost $2,211) (Private)(F)(RES)(NON)	702	1,990

Oportun Financial Corp. Ser. C-1, zero % cv. pfd. (acquired 6/23/15, cost $5,197) (Private)(F)(RES)(NON)	1,021	4,677

Oportun Financial Corp. Ser. D-1, zero % cv. pfd. (acquired 6/23/15, cost $7,538) (Private)(F)(RES)(NON)	1,481	6,784

Oportun Financial Corp. Ser. E-1, zero % cv. pfd. (acquired 6/23/15, cost $4,227) (Private)(F)(RES)(NON)	770	3,805

Oportun Financial Corp. Ser. F, zero % cv. pfd. (acquired 6/23/15, cost $12,764) (Private)(F)(RES)(NON)	1,662	11,488

Oportun Financial Corp. Ser. F-1, zero % cv. pfd. (acquired 6/23/15, cost $35,793) (Private)(F)(RES)(NON)	12,559	32,214

Oportun Financial Corp. Ser. G, zero % cv. pfd. (acquired 6/23/15, cost $45,261) (Private)(F)(RES)(NON)	15,881	40,735

Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 2/6/15, cost $72,763) (Private)(F)(RES)(NON)	25,555	65,486

Total convertible preferred stocks (cost $185,871)		$167,284

SHORT-TERM INVESTMENTS (8.1%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.67%(d)	165,704	$165,704

Putnam Short Term Investment Fund 0.51%(AFF)	10,103,126	10,103,126

Total short-term investments (cost $10,268,830)		$10,268,830

TOTAL INVESTMENTS

Total investments (cost $129,792,424)(b)		$139,198,284

FORWARD CURRENCY CONTRACTS at 9/30/16 (aggregate face value $2,917,006) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Canadian Dollar	Sell	10/19/16	$66,093	$59,230	$(6,863)
Barclays Bank PLC
	Canadian Dollar	Sell	10/19/16	421,030	426,757	5,727
Citibank, N.A.
	Euro	Sell	12/21/16	232,584	230,831	(1,753)
Credit Suisse International
	British Pound	Sell	12/21/16	777,388	795,335	17,947
JPMorgan Chase Bank N.A.
	British Pound	Sell	12/21/16	14,540	14,877	337
	Canadian Dollar	Sell	10/19/16	466,312	472,760	6,448
State Street Bank and Trust Co.
	Canadian Dollar	Sell	10/19/16	7,166	7,263	97
	Euro	Sell	12/21/16	307,106	304,792	(2,314)
	Israeli Shekel	Sell	10/19/16	262,451	254,838	(7,613)
UBS AG
	Euro	Sell	12/21/16	335,630	334,636	(994)
WestPac Banking Corp.
	Canadian Dollar	Sell	10/19/16	15,475	15,687	212

Total						$11,231

TBA SALE COMMITMENTS OUTSTANDING at 9/30/16 (proceeds receivable $5,377,695) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4.50%, 10/1/46	$2,000,000	10/13/16	$2,190,313
Federal National Mortgage Association, 4.00%, 10/1/46	1,000,000	10/13/16	1,073,906
Federal National Mortgage Association, 3.50%, 10/1/46	2,000,000	10/13/16	2,110,625

Total			$5,374,844

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IO	Interest Only
MTN	Medium Term Notes
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2016 through September 30, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $126,395,322.
(b)	The aggregate identified cost on a tax basis is $130,357,185, resulting in gross unrealized appreciation and depreciation of $12,828,029 and $3,986,930, respectively, or net unrealized appreciation of $8,841,099.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $246,933, or 0.2% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC *	$—	$172,681	$6,977	$—	$165,704
	Putnam Short Term Investment Fund **	11,927,885	18,240,361	20,065,120	36,527	10,103,126
	Totals	$11,927,885	$18,413,042	$20,072,097	$36,527	$10,268,830
* No management fees are charged to Putnam Cash Collateral Pool, LLC.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $165,704, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $163,960.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $7,505,680 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source.The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $19,440 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$2,661,725	$—	$—
Capital goods	5,133,145	—	—
Communication services	4,580,681	—	—
Conglomerates	617,875	—	—
Consumer cyclicals	8,084,407	—	—
Consumer staples	8,937,104	—	41,515
Energy	5,539,714	—	—
Financials	12,077,591	—	38,134
Health care	9,969,180	—	—
Miscellaneous	136,074	—	—
Technology	15,340,911	194,955	—
Transportation	1,455,590	—	—
Utilities and power	3,051,159	—	—
Total common stocks	77,585,156	194,955	79,649
Convertible preferred stocks	—	—	167,284
Corporate bonds and notes	—	19,526,072	—
Mortgage-backed securities	—	1,873,933	—
Municipal bonds and notes	—	181,527	—
U.S. government and agency mortgage obligations	—	16,375,354	—
U.S. treasury obligations	—	12,945,524	—
Short-term investments	10,103,126	165,704	—

Totals by level	$87,688,282	$51,263,069	$246,933

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$11,231	$—
TBA sale commitments	—	(5,374,844)	—

Totals by level	$—	$(5,363,613)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in Note 1), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$30,768	$19,537

Total	$30,768	$19,537

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$4,000,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	—	5,727	—	17,947	6,785	97	—	212	30,768

	Total Assets	$—	$5,727	$—	$17,947	$6,785	$97	$—	$212	$30,768

	Liabilities:
	Forward currency contracts#	6,863	—	1,753	—	—	9,927	994	—	19,537

	Total Liabilities	$6,863	$—	$1,753	$—	$—	$9,927	$994	$—	$19,537

	Total Financial and Derivative Net Assets	$(6,863)	$5,727	$(1,753)	$17,947	$6,785	$(9,830)	$(994)	$212	$11,231
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—	$—	$—
	Net amount	$(6,863)	$5,727	$(1,753)	$17,947	$6,785	$(9,830)	$(994)	$212

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2016

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: November 28, 2016